Concentrations and Risks (Tables)	6 Months Ended
Jun. 30, 2025
Concentrations and Risks [Abstract]
Schedule of Concentration Risk of Accounts Payable	However, certain suppliers accounted for more than 10% of accounts payable balances at period-end, as set out below:
	June 30, 2025	% accounts payable	December 31, 2024	% accounts payable
Company A	$1,318,961	30.0%	$2,287,077	37.5%
Company B	-	-%	728,171	11.9%
Company C	$-	-%	682,011	11.2%
	$1,318,961	30.0%	3,697,259	60.6%